Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets at Amortized Cost
Schedule of financial assets at amortized cost

	December 31,	December 31,
	2024	2025

	(in thousands)
Time deposit with original maturities more than three months	$4,286	2,714